Acquisition of Alpha Mind - Schedule of Movement of Impairment Loss (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 CNY (¥)
Schedule of Movement of Impairment Loss [Line Items]
Balance		¥ 23,283
Impairment loss			¥ (644,908)
Balance	$ 3,375	23,283			¥ 23,283
Acquisition of Alpha Mind [Member]
Schedule of Movement of Impairment Loss [Line Items]
Balance		23,283	709,240	¥ 1,284,218	709,240
Impairment loss			(644,908)	(574,978)	(644,908)
Balance		¥ 23,283	¥ 64,332	¥ 709,240	¥ 23,283